Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Other Current Assets [Abstract]
Schedule of Other Current Assets	Other current assets were comprised of the following:
	December 31, 2023	December 31, 2022
Deposits (a)	$1,171,709	$400,000
Prepayments to one mining facility	382,207	-
Prepaid marketing expenses	-	307,004
Prepaid director and officer insurance expenses	168,594	365,350
Prepaid consulting service expenses	931,200	-
Office rental deposit	50,858	36,343
Deferred Contract Costs	1,041,667	-
Receivable from third parties	13,855,949	-
Others	585,848	325,302
	$18,188,032	$1,433,999
(a)	As of December 31, 2023 and 2022, the balance of deposits represented the deposits made to our service providers, who paid utility charges in mining facilities on behalf of the Company. The deposits are refundable upon expiration of the agreement between the Company and the service provider, which may be due within 12 months from the effective date of the agreement.